PARENT ONLY FINANCIAL STATEMENTS - Condensed statements of cash flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed statements of cash flows
Net cash used in operating activities	$ (17,822,222)	$ 4,830,040	$ 4,326,097
Net cash used in investing activities	(27,517,136)	9,826,755	(7,752,684)
Net cash provided by financing activities	13,119,787	39,335,668	470,325
Net increase in cash, cash equivalents and restricted cash	(32,180,794)	56,144,612	(3,061,935)
Cash, cash equivalents and restricted cash at beginning of the year	57,160,241	1,015,629	4,077,564
Cash, cash equivalents and restricted cash at end of the year	24,979,447	$ 57,160,241	$ 1,015,629
Reportable legal entity | Parent Company
Condensed statements of cash flows
Net cash used in operating activities	(21,708,583)
Net cash provided by financing activities	21,807,305
Net increase in cash, cash equivalents and restricted cash	98,722
Cash, cash equivalents and restricted cash at end of the year	$ 98,722